Retirement benefit and other post-retirement obligations (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Defined Plan Analysis
At 31 December 2025, the UK Group plan had approximately 25,700 members, analysed in the following table:

All figures in %	Active	Deferred	Pensioners	Total

Defined benefit	–	12	35	47

Defined contribution	11	42	–	53

Total	11	54	35	100

Summary of Principal Assumptions Used for UK Group Plan and US PRMB
Assumptions
The principal assumptions used for the UK Group plan and the US PRMB are shown below. Weighted average assumptions have been shown for the other plans, which primarily relate to US pension plans.

			2025			2024			2023

All figures in %	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB

Inflation	2.8	2.0	–	3.1	2.0	–	3.0	2.0	–

Rate used to discount plan liabilities	5.5	4.9	4.9	5.5	5.1	5.4	4.6	4.9	5.0

Expected rate of increase in salaries	3.3	2.5	–	3.6	2.5	–	3.5	2.5	–

Expected rate of increase for pensions in payment and deferred pensions	1.70 to 5.10	–	–	1.85 to 5.15	–	–	1.75 to 5.10	–	–

Initial rate of increase in healthcare rate	–	–	6.8	–	–	7.0	–	–	6.5

Ultimate rate of increase in healthcare rate	–	–	5.0	–	–	5.0	–	–	5.0

Summary of Remaining Average Life Expectancy in Years of Pensioner Retiring at Age 65
Using the above tables, the remaining average life expectancy in years of a pensioner retiring at age 65 on the balance sheet date for the UK Group plan and US plans is as follows:

All figures in years	2025	2024	UK 2023	2025	2024	US 2023

Male	21.5	21.3	21.8	20.8	20.7	20.7

Female	24.5	24.5	24.1	22.8	22.7	22.6
The remaining average life expectancy in years of a pensioner retiring at age 65, 20 years after the balance sheet date, for the UK and US Group plans is as follows:

All figures in years	2025	2024	UK 2023	2025	2024	US 2023

Male	23.1	22.9	23.4	22.3	22.2	22.2

Female	26.2	26.2	25.8	24.2	24.1	24.1

Summary of Amounts Recognised in Income Statement
Financial statement information
The amounts recognised in the income statement are as follows:

						2025

All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total

Current service cost	17	1	18	41	–	59

Past service cost	–	–	–	–	–	–

Settlements	–	–	–	–	–	–

Administration expenses	9	–	9	–	–	9

Total operating expense	26	1	27	41	–	68

Interest on plan assets	(158)	(3)	(161)	–	–	(161)

Interest on plan liabilities	132	3	135	–	1	136

Net finance (income)/expense	(26)	–	(26)	–	1	(25)

Net income statement charge	–	1	1	41	1	43

						2024

All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	17	2	19	41	–	60

Past service cost	13	–	13	–	–	13

Settlements	–	–	–	–	–	–

Administration expenses	8	–	8	–	–	8

Total operating expense	38	2	40	41	–	81

Interest on plan assets	(138)	(5)	(143)	–	–	(143)

Interest on plan liabilities	116	5	121	–	1	122

Net finance (income)/expense	(22)	–	(22)	–	1	(21)

Net income statement charge	16	2	18	41	1	60

						2023

All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	16	2	18	45	–	63

Past service cost	–	–	–	–	–	–

Settlements	–	–	–	–	–	–

Administration expenses	8	–	8	–	–	8

Total operating expense	24	2	26	45	–	71

Interest on plan assets	(148)	(5)	(153)	–	–	(153)

Interest on plan liabilities	121	6	127	–	–	127

Net finance (income)/expense	(27)	1	(26)	–	–	(26)

Net income statement charge	(3)	3	–	45	–	45

Summary of Amounts Recognised in Balance Sheet
The amounts recognised in the balance sheet are as follows:

				2025				2024

All figures in £ millions	UK Group plan	Other funded plans	Other unfunded plans	Total	UK Group plan	Other funded plans	Other unfunded plans	Total

Fair value of plan assets	2,994	5	–	2,999	2,927	84	–	3,011

Present value of defined benefit obligation	(2,480)	(1)	(12)	(2,493)	(2,443)	(77)	(14)	(2,534)

Net pension asset/ (liability)	514	4	(12)	506	484	7	(14)	477

Other post-retirement medical benefit obligation				(17)				(19)

Other pension accruals				(7)				(8)

Net retirement benefit asset				482				450

Analysed as:

Retirement benefit assets				518				491

Retirement benefit obligations				(36)				(41)

Summary of Gains (Losses) Recognised in Other Comprehensive Income
The following gains/(losses) have been recognised in other comprehensive income:

All figures in £ millions	2025	2024	2023

Amounts recognised for defined benefit plans	11	4	(86)

Amounts recognised for post-retirement medical benefit plans	(1)	1	1

Total recognised in year	10	5	(85)

Summary of Fair Value of Plan Assets
The fair value of plan assets comprises the following:

			2025			2024

All figures in %	UK Group plan	Other funded plans	Total	UK Group plan	Other funded plans	Total

Insurance	30	–	30	31	–	31

Equities	19	–	19	17	1	18

Fixed interest securities	8	–	8	7	2	9

Property	5	–	5	5	–	5

Pooled asset investment funds (including LDI)	21	–	21	22	–	22

Infrastructure	10	–	10	11	–	11

Cash and cash equivalents	4	1	5	2	–	2

Other	2	–	2	2	–	2

Summary of Quoted and Non Quoted Market Price
The plan assets do not include any of the Group’s own financial instruments, or any property occupied by the Group. The table below further disaggregates the plan assets into those assets which have a quoted market price in an active market and those that do not:

All figures in %	Quoted market price	2025 No quoted market price	Quoted market price	2024 No quoted market price

Insurance	–	30	–	31

Equities	19	–	18	–

Fixed-interest securities	8	–	9	–

Property	–	5	–	5

Pooled asset investment funds (including LDI)	21	–	22	–

Infrastructure	–	10	–	11

Cash and cash equivalents	–	5	–	2

Other	–	2	–	2

Total	48	52	49	51

Summary of Liquidity Profile of UK Group Plan Assets	The liquidity profile of the UK Group plan asset s is as follows:

All figures in %	2025	2024

Liquid – call <1 month	53	50

Less liquid – call 1–3 months	2	2

Illiquid – call >3 months	45	48

Summary of Changes in Values of Plan Assets and Liabilities
Changes in the values of plan assets and liabilities of the retirement benefit plans are as follows:

All figures in £ millions	UK Group plan	Other plans	2025 Total	UK Group plan	Other plans	2024 Total

Fair value of plan assets

Opening fair value of plan assets	2,927	84	3,011	3,060	107	3,167

Exchange differences	–	(4)	(4)	–	(2)	(2)

Interest on plan assets	158	3	161	138	5	143

Return on plan assets excluding interest	40	–	40	(144)	1	(143)

Contributions by employer	16	3	19	8	1	9

Contributions by employees	7	–	7	7	–	7

Benefits paid	(154)	(11)	(165)	(142)	(12)	(154)

Settlements	–	(70)	(70)	–	(16)	(16)

Closing fair value of plan assets	2,994	5	2,999	2,927	84	3,011

Present value of defined benefit obligation

Opening defined benefit obligation	(2,443)	(91)	(2,534)	(2,569)	(114)	(2,683)

Exchange differences	–	4	4	–	–	–

Current service cost	(17)	(1)	(18)	(17)	(2)	(19)

Past service cost	–	–	–	(13)	–	(13)

Administration expenses	(9)	–	(9)	(8)	–	(8)

Interest on plan liabilities	(132)	(3)	(135)	(116)	(5)	(121)

Actuarial losses – experience	(50)	(2)	(52)	(53)	–	(53)

Actuarial gains – demographic	6	–	6	38	–	38

Actuarial gains/(losses) – financial	18	(1)	17	160	2	162

Contributions by employees	(7)	–	(7)	(7)	–	(7)

Benefits paid	154	11	165	142	12	154

Settlements	–	70	70	–	16	16

Closing defined benefit obligation	(2,480)	(13)	(2,493)	(2,443)	(91)	(2,534)

Summary of Changes in Value of US PRMB
Changes in the value of the US PRMB are as follows:

All figures in £ millions	2025	2024

Opening defined benefit obligation	(19)	(21)

Exchange differences	2	–

Interest on plan liabilities	(1)	(1)

Actuarial gains – experience	(1)	1

Actuarial losses – financial	–	–

Benefits paid	2	2

Closing defined benefit obligation	(17)	(19)

Summary of Effect Percentage of Discount Rate Increase (Decrease) on Defined Benefit Obligation and Total Pension Expense
The effect of a one percentage point increase and decrease in the discount rate on the defined benefit obligation and the total pension expense is as follows:

All figures in £ millions	1% increase	2025 1% decrease

Effect:

(Decrease)/increase in defined benefit obligation – UK Group plan	(151)	181

(Decrease)/increase in defined benefit obligation – US plan	(1)	1
The effect of members living one year more or one year less on the defined benefit obligation is as follows:

All figures in £ millions	One year increase	2025 One year decrease

Effect:

Increase/(decrease) in defined benefit obligation – UK Group plan	40	(39)

Increase/(decrease) in defined benefit obligation – US plan	–	–
The effect of a half percentage point increase and decrease in the inflation rate is as follows:

All figures in £ millions	0.5% increase	2025 0.5% decrease

Effect:

Increase/(decrease) in defined benefit obligation – UK Group plan	38	(36)

Increase/(decrease) in defined benefit obligation – US plan	–	–